UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (212) 850-1864

Date of fiscal year end:      9/30

Date of reporting period:           9/30/07

ITEM 1. REPORT TO STOCKHOLDERS.

Seligman TargetHorizon ETF Portfolios, Inc. TargETFund Core TargETFund 2015 TargETFund 2025 TargETFund 2035 TargETFund 2045

Annual Report September 30, 2007 Asset Allocation Strategies Seeking to Manage Risk Over Time J. & W. SELIGMAN & CO. INCORPORATED ESTABLISHED 1864 100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Interview With Your
Portfolio Managers	2

Performance and
Portfolio Overview	5

Understanding and
Comparing Your
Fund’s Expenses	12

Portfolios of Investments	14

Statements of	19
Assets and Liabilities

Statements of
Operations	21

Statements of
Changes in Net Assets	22

Notes to Financial
Statements	24

Financial Highlights	37

Report of Independent
Registered Public
Accounting Firm	48

Directors and Officers	49

Additional Series
Information	53

To The Shareholders

We are pleased to present the annual shareholder report for Seligman TargetHorizon ETF Portfolios, Inc. The report contains a discussion with your Portfolio Managers as well as each Fund’s investment results, financial statements, and portfolio of investments on September 30, 2007.

For the fiscal year ended September 30, 2007, based on the net asset value of Class A shares, Seligman TargETFund Core delivered a total return of 10.1% (versus the Dow Jones Target Today Index, which delivered 7.2%), Seligman TargETFund 2015 delivered a total return of 14.5% (versus the Dow Jones Target 2015 Index’s return of 11.4%), and Seligman TargETFund 2025 delivered a total return of 18.5% (versus the Dow Jones Target 2025 Index’s return of 16.2%).

From inception on October 2, 2006 through September 30, 2007, based on the net asset value of Class A shares, Seligman TargETFund 2035 delivered a total return of 21.0% (versus the Dow Jones Target 2035 Index’s return of 19.2%) and Seligman TargETFund 2045 delivered a total return of 21.0% (versus the Dow Jones Target 2045 Index’s return of 19.8%).

Thank you for your continued support of Seligman TargetHorizon ETF Portfolios. We look forward to providing you with the investment experience, insight, and solutions you need to seek your financial goals for many years to come.

By order of the Board of Directors,

William C. Morris Chairman November 28, 2007	Brian T. Zino President

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan
100 Park Avenue	New York, NY 10017		Services
New York, NY 10017		(212) 682-7600	Outside the
	Mail Inquiries To:		United States
General Distributor	P.O. Box 9759	(800) 622-4597	24-Hour Automated
Seligman Advisors, Inc.	Providence, RI 02940-9759		Telephone Access
100 Park Avenue			Service
New York, NY 10017	Independent Registered
Public Accounting Firm
General Counsel	Deloitte & Touche LLP
Sullivan & Cromwell LLP

Interview With Your Portfolio Managers
John B. Cunningham and Charles W. Kadlec

Q:	How did Seligman TargetHorizon ETF Portfolios, Inc. perform for periods ended September 30, 2007?

A:

For the fiscal year ended September 30, 2007, based on the net asset value of each Fund’s Class A shares, Seligman TargETFund Core delivered a total return of 10.1%, while its benchmark, the Dow Jones Target Today Index, delivered 7.2%; Seligman TargETFund 2015 delivered 14.5%, while its benchmark, the Dow Jones Target 2015 Index, delivered 11.4%; and Seligman TargETFund 2025 delivered 18.5%, while its benchmark, the Dow Jones Target 2025 Index, delivered 16.2%. All these Dow Jones Indices, with the exception Dow Jones Target Today Index, were designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time, such as TargETFund 2015, TargETFund 2025, TargETFund 2035, and TargETFund 2045, whose allocations are automatically adjusted to reduce potential risk over time.

Since inception on October 2, 2006, Seligman TargETFund 2035 and Seligman TargETFund 2045, both delivered a total return of 21.0% based on the net asset value of Class A shares. TargETFund 2035’s benchmark, the Dow Jones Target 2035 Index, delivered 19.2%, and TargETFund 2045’s benchmark, the Dow Jones Target 2045 Index, delivered 19.8% for the same period.

Q:	What market conditions and events materially affected the performance of the Funds for the period ended September 30, 2007?

A:

During the period under review, markets around the world were characterized by extreme volatility, particularly in the spring and summer of 2007. Frequent steep drops in almost every major market index were countered by just-as-frequent resiliency and comebacks, making the period highly unsettled. For example, the emerging markets ETF held by several of the Funds lost significant value during the first quarter of 2007 yet finished the period up more than 55%.

Key factors driving market fluctuations during the period included concerns about interest rates, energy prices, and perhaps most significantly, the subprime credit crisis. Key factors offsetting negative events included strong economic growth in developed and emerging markets, continued solid corporate earnings, and the Federal Reserve Board’s targeted interest rate cut in September.

Q:	What investment strategies or techniques materially affected the Funds’ performances during the period?

A:

Each of the Funds outperformed its respective Dow Jones Target Date Index for the period. We believe the Funds’ performances benefited from our investment strategy and techniques in several distinct ways:

Our investment process focuses on broad diversification that seeks an appropriate balance of equity securities, fixed income securities, and real estate investment trusts (REITs) given the specific time frames over which money will be invested. We build allocations for each Fund based on the insight that most investors have invested too little in equities in general — small- and mid-cap equities and international equities in particular — because of concerns about higher short-term volatility generated by these investments. As a consequence, they may lose the potential benefit of higher returns that equities have historically generated over time. During

Interview With Your Portfolio Managers
John B. Cunningham and Charles W. Kadlec

the year ended September 30, 2007, the Funds’ typically higher allocations to these types of equities resulted in outperformance of their benchmarks. It is worth noting that we took advantage of a new ETF offering during the period under review and enhanced the diversification of TargETFunds 2015, 2025, 2035 and 2045 through the addition of the international small-cap asset class to each of those Funds’ allocations. Based on Seligman’s research, we believe that the international small-cap asset class is an appropriate investment for longer time frames but has historical investment characteristics that do not support the objectives of Seligman TargETFund Core.

  In addition to seeking broad diversification, our investment process also uses a risk-management system called “migration.” Migration methodically reduces exposure to volatility over time. It is based on the insight that the relative risk of equities and fixed income investments changes as holding periods change. The shorter the expected holding period, the less the exposure to more volatile asset classes, such as small-cap stocks, and the greater exposure to less volatile asset classes, such as fixed income. Migration can increase the ability of investors to stay invested during turbulent markets and to avoid chasing winners during positive market environments. A system that mitigates the emotional aspect of human behavior which contributes to the human phenomena of buying high and selling low, to chasing last year’s winners on the one hand, or hiding in cash on the other, is, in our opinion, a significant source of value. During the year ended September 30, 2007, allocations in the TargETFund 2015 to US small- and mid-cap stocks, international small-cap stocks, and emerging market stocks were reduced, while the allocation to US large-cap stocks and fixed income were increased. Overall, 2.5 percentage points of the Fund’s assets were shifted to fixed income from equities. For the same time period, allocations in the TargETFund 2025 to US and international small-cap stocks were trimmed, while the allocations to equity REITs and fixed income were increased somewhat. TargETFund Core is not a target-date fund and, accordingly, its assets do not migrate.

  With the exception of migration, our investment process does not shift our allocations in an attempt to time short-term market swings in the relative performance among the various asset classes in which we invest. Instead, we use the cash inflows and outflows of the Funds to continuously rebalance toward our target allocations. This approach reduces to the extent possible both transaction costs and the generation of taxable gains. It also provides a discipline to add to positions that are weak, relative to other parts of the portfolio, at what we believe will prove to be relatively attractive prices. The value of this strategic approach is especially apparent in light of the highly volatile markets experienced during the period. Each of the Funds’ underlying holdings experienced significant negative volatility, particularly the holding in equity REITs as investors’ perceptions of the commercial real estate market were adversely affected by the subprime credit crisis. Given the discipline of our research-based investment process, however, the Funds stayed on their strategic course, maintained appropriate diversification, and did not succumb to the temptation to make short-term changes in an attempt to avoid volatility. Despite the

Interview With Your Portfolio Managers
John B. Cunningham and Charles W. Kadlec

volatility that occurred during the year ending September 30, 2007, the majority of asset classes to which the Funds allocated delivered positive returns over the period, and as a result of our process, shareholders were well positioned to benefit.

  We seek to add value by providing cost-effective ETFs that we believe more precisely replicate the indexes we use in our research. During the year ended September 30, 2007, we replaced the ETFs tracking the equity REITs index and the investment-grade fixed income index with two new ETFs which, in our opinion, more precisely replicate our research and do so at approximately half the cost.

Portfolio Management

Seligman TargetHorizon ETF Portfolios is managed by John B. Cunningham and Charles W. Kadlec. Mr. Cunningham is a Managing Director and Chief Investment Officer of J. & W. Seligman & Co. Incorporated. Mr. Kadlec is a Director and Managing Director of J. & W. Seligman & Co. Incorporated and President of Seligman Advisors, Inc. and Seligman Services, Inc. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. Since the Funds’ inceptions, J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. Such an undertaking will remain in effect until at least January 31, 2009. The Manager also has voluntarily reimbursed certain additional class-specific expenses of TargETFund 2035 and TargETFund 2045 from time-to-time in order to maintain the same net asset values per share for the corresponding share classes of those funds. Absent such management fee waivers/expense reimbursements, returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C, Class D and Class R shares are calculated with and without the effect of the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase. Returns for Class I shares do not have sales charges, and returns are calculated accordingly.

The chart for each Fund compares a $10,000 hypothetical investment made with and without the initial 4.75% maximum sales charge for Class A shares, with or without 1% CDSC, as applicable, for Class C, Class D and Class R shares, and without any sales charges for Class I shares, to $10,000 investments in the Dow Jones Target Today Index, the Dow Jones Target 2015 Index, the Dow Jones Target 2025 Index, the Dow Jones Target 2035 Index and the Dow Jones Target 2045 Index (as applicable) for the periods from inception to September 30, 2007.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

1

The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Seligman TargetHorizon ETF Portfolios’ prospectuses or statement of additional information.

Performance and Portfolio Overview
TargETFund Core

Investment Results
Total Returns
For Periods Ended September 30, 2007
		Average Annual
			Since
	Six	One	Inception
	Months†	Year	10/3/05*
Class A
With Sales Charge	(1.87)%	4.90%	6.70%
Without Sales Charge	3.02	10.14	9.36
Class C
With 1% CDSC	1.63	8.20	n/a
Without CDSC	2.63	9.20	8.61
Class D
With 1% CDSC	1.63	8.34	n/a
Without CDSC	2.63	9.34	8.61
Class I	3.25	10.43	9.73
Class R
With 1% CDSC	1.91	8.82	n/a
Without CDSC	2.91	9.82	9.07
Benchmarks***
Dow Jones Target Today Index	3.40	7.23	6.24
Lipper Fund of Funds
Unaffiliated Average	6.36	15.76	11.76
Lipper Mixed-Asset Target
Allocation Moderate Funds
Average	4.93	11.68	9.50

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$8.18	$8.02	$7.60
Class C	8.18	8.02	7.61
Class D	8.18	8.02	7.60
Class I	8.18	8.02	7.61
Class R	8.17	8.00	7.59

Portfolio Allocation to
Exchange-Traded Funds
	Percent of Total
	9/30/07	9/30/06
US Large- and Mid-Cap
Funds	44.9	44.9
Fixed-Income Funds	35.0	35.1
International Large-Cap Funds	10.1	10.0
REIT Funds	10.0	10.0
Total	100.0	100.0

See footnotes on page 11.

Performance and Portfolio Overview
TargETFund 2015

Investment Results
Total Returns
For Periods Ended September 30, 2007
		Average Annual
			Since
	Six	One	Inception
	Months†	Year	10/3/05*
Class A
With Sales Charge	(0.89)%	9.11%	9.90%
Without Sales Charge	4.09	14.53	12.64
Class C
With 1% CDSC	2.51	12.56	n/a
Without CDSC	3.51	13.56	11.98
Class D
With 1% CDSC	2.51	12.56	n/a
Without CDSC	3.51	13.56	11.98
Class I	4.19	14.84	12.96
Class R
With 1% CDSC	2.73	13.20	n/a
Without CDSC	3.73	14.20	12.40
Benchmarks***
Dow Jones Target 2015 Index	5.10	11.35	9.06
Lipper Fund of Funds
Unaffiliated Average	6.36	15.76	11.76
Lipper Mixed-Asset Target
2020 Funds Average	6.01	13.65	10.45

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$8.91	$8.56	$7.86
Class C	8.85	8.55	7.84
Class D	8.85	8.55	7.84
Class I	8.95	8.59	7.88
Class R	8.89	8.57	7.85

Portfolio Allocation to
Exchange-Traded Funds
	Percent of Total
	9/30/07	9/30/06
US Large- and Mid-Cap
Funds	44.9	45.0
Fixed-Income Funds	15.0	12.0
US Small-Cap Funds	11.9	13.7
International Large-Cap Funds	10.1	14.7
REIT Funds	10.0	10.0
International Small-Cap Funds	4.1	—
Emerging Markets Funds	4.0	4.6
Total	100.0	100.0

See footnotes on page 11.

Performance and Portfolio Overview
TargETFund 2025

Investment Results
Total Returns
For Periods Ended September 30, 2007
		Average Annual
			Since
	Six	One	Inception
	Months†	Year	10/3/05*
Class A
With Sales Charge	0.87%	12.94%	11.86%
Without Sales Charge	5.95	18.53	14.64
Class C
With 1% CDSC	4.52	16.63	n/a
Without CDSC	5.52	17.63	13.97
Class D
With 1% CDSC	4.64	16.63	n/a
Without CDSC	5.64	17.63	13.97
Class I	6.29	19.01	14.96
Class R
With 1% CDSC	4.85	17.27	n/a
Without CDSC	5.85	18.27	14.43
Benchmarks***
Dow Jones Target 2025 Index	6.70	16.19	12.95
Lipper Fund of Funds
Unaffiliated Average	6.36	15.76	11.76
Lipper Mixed-Asset Target
2030 Funds Average	7.24	16.59	12.60

Net Asset Value Per Share
	9/30/07	3/31/07	9/30/06
Class A	$9.26	$8.74	$7.87
Class C	9.17	8.69	7.84
Class D	9.17	8.68	7.84
Class I	9.30	8.75	7.88
Class R	9.23	8.72	7.86

Portfolio Allocation to
Exchange-Traded Funds
	Percent of Total
	9/30/07	9/30/06
US Mid-Cap Funds	25.0	25.0
US Small-Cap Funds	22.8	24.0
US Large-Cap Funds	20.0	20.0
International Large-Cap Funds	10.1	19.7
International Small-Cap Funds	9.1	—
Emerging Markets Funds	9.0	9.7
REIT Funds	2.0	0.8
Fixed-Income Funds	2.0	0.8
Total	100.0	100.0

See footnotes on page 11.

Performance and Portfolio Overview
TargETFund 2035

Investment Results
Total Returns†

For Periods Ended September 30, 2007
	Six	One
	Months	Year**
Class A
With Sales Charge	1.88%	15.28%
Without Sales Charge	6.92	20.97
Class C
With 1% CDSC	5.59	19.19
Without CDSC	6.59	20.19
Class D
With 1% CDSC	5.59	19.19
Without CDSC	6.59	20.19
Class I	6.92	21.04
Class R
With 1% CDSC	5.92	19.84
Without CDSC	6.92	20.84
Benchmarks***
Dow Jones Target 2035 Index	7.68	19.23
Lipper Fund of Funds
Unaffiliated Average	6.36	15.76
Lipper Mixed-Asset Target
2030+ Funds Average	7.72	17.72

Net Asset Value Per Share
	9/30/07	3/31/07	10/2/06**
Class A	$9.74	$9.11	$8.10
Class C	9.70	9.10	8.10
Class D	9.70	9.10	8.10
Class I	9.74	9.11	8.10
Class R	9.74	9.11	8.10

Portfolio Allocation to
Exchange-Traded Funds
Percent of Total
9/30/07
US Mid-Cap Fund	25.0
US Small-Cap Fund	24.7
US Large-Cap Fund	19.9
Emerging Markets Fund	10.2
International Large-Cap Fund	10.1
International Small-Cap Fund	10.1
Total	100.0

See footnotes on page 11.

Performance and Portfolio Overview
TargETFund 2045

Investment Results
Total Returns†

For Periods Ended September 30, 2007
	Six	One
	Months	Year**
Class A
With Sales Charge	1.88%	15.28%
Without Sales Charge	6.92	20.97
Class C
With 1% CDSC	5.59	19.19
Without CDSC	6.59	20.19
Class D
With 1% CDSC	5.59	19.19
Without CDSC	6.59	20.19
Class I	6.92	21.04
Class R
With 1% CDSC	5.92	19.84
Without CDSC	6.92	20.84
Benchmarks***
Dow Jones Target 2045 Index	7.87	19.79
Lipper Fund of Funds
Unaffiliated Average	6.36	15.76
Lipper Mixed-Asset Target
2030+ Funds Average	7.72	17.72

Net Asset Value Per Share
	9/30/07	3/31/07	10/2/06**
Class A	$9.74	$9.11	$8.10
Class C	9.70	9.10	8.10
Class D	9.70	9.10	8.10
Class I	9.74	9.11	8.10
Class R	9.74	9.11	8.10

Portfolio Allocation to
Exchange-Traded Funds
Percent of Total
9/30/07
US Mid-Cap Fund	25.0
US Small-Cap Fund	24.8
US Large-Cap Fund	19.9
International Small-Cap Fund	10.1
International Large-Cap Fund	10.1
Emerging Markets Fund	10.1
Total	100.0

See footnotes on page 11.

Performance and Portfolio Overview

†	Returns for periods of less than one year are not annualized.
*	Returns are from opening of business on October 3, 2005.
**	Returns and Net Asset Value Per Share are from the opening of business on October 2, 2006.
***

Dow Jones Target Today Index, Dow Jones Target 2015 Index, Dow Jones Target 2025 Index, Dow Jones Target 2035 Index and Dow Jones Target 2045 Index (the “Dow Jones Target Date Indices”) and the Lipper Fund of Funds Unaffiliated Average, the Lipper Mixed-Asset Target Allocation Moderate Funds Average, the Lipper Mixed-Asset Target 2020 Funds Average, the Lipper Mixed-Asset Target 2030 Funds Average and the Lipper Mixed-Asset Target 2030+ Funds Average (the “Lipper Averages”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any taxes or sales charges, and the Dow Jones Target Date Indices do not reflect any taxes, fees, or sales charges. The Dow Jones Target Date Indices were designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time (the Dow Jones Target Today Index aims to hold a low-risk portfolio of securities). Each index within the Dow Jones Target Date Indices allocates among stock, bond, and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component and Lehman Brothers indices make up the bond and cash components. The asset classes are weighted within each Dow Jones Target Date Index to reflect a targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index’s maturity date approaches. As of October 1, 2007 the subindex allocation of each index represented: Dow Jones Target Today Index: 13.8% equity, 44.7% fixed income, and 41.7% cash; Dow Jones Target 2015 Index: 42.0% equity, 54.1% fixed income, and 4% cash; Dow Jones Target 2025 Index: 68.5% equity, 27.6% fixed income, and 4% cash; Dow Jones Target 2035 Index: 86.3% equity, 9.8% fixed income, and 4% cash; and Dow Jones Target 2045 Index: 90.1% equity, 6.0% fixed income and 3.9% cash. The Lipper Mixed-Asset Target Allocation Moderate Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 40–60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target 2020 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2020. The Lipper Mixed-Asset Target 2030 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2030. The Lipper Mixed-Asset Target 2030+ Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2030. The Lipper Fund of Funds Unaffiliated Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are not managed by an affiliated investment manager. Investors cannot invest directly in an average or index.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight the ongoing Fund expenses only and do not reflect the operating expenses of the exchange-traded funds (“ETFs”) in which a Fund invests (the “Underlying ETFs”), or any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing Fund expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if Underlying ETF expenses and transactional costs were included, your total expenses would have been higher.

Except as described below, the table is based on an investment of $1,000 invested at the beginning of April 1, 2007 and held for the entire six-month period ended September 30, 2007.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning		Ending	Expenses Paid	Ending	Expenses Paid
	Account	Annualized	Account	During Period**	Account	During Period**
	Value	Expense	Value	4/1/07 to	Value	4/1/07 to
	4/1/07	Ratio*	9/30/07	9/30/07	9/30/07	9/30/07
TargETFund Core
Class A	$1,000.00	0.97%	$1,030.20	$4.94	$1,020.21	$4.91
Class C	1,000.00	1.73	1,026.30	8.79	1,016.39	8.74
Class D	1,000.00	1.73	1,026.30	8.79	1,016.39	8.74
Class I	1,000.00	0.61	1,032.50	3.11	1,022.01	3.09
Class R	1,000.00	1.23	1,029.10	6.26	1,018.90	6.23

See footnotes on page 13.					(Continued on page 13.)

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
	Beginning		Ending	Expenses Paid	Ending	Expenses Paid
	Account	Annualized	Account	During Period**	Account	During Period**
	Value	Expense	Value	4/1/07 to	Value	4/1/07 to
	4/1/07	Ratio*	9/30/07	9/30/07	9/30/07	9/30/07
TargETFund 2015
Class A	$1,000.00	0.96%	$1,040.90	$4.91	$1,020.26	$4.86
Class C	1,000.00	1.73	1,035.10	8.83	1,016.39	8.74
Class D	1,000.00	1.73	1,035.10	8.83	1,016.39	8.74
Class I	1,000.00	0.61	1,041.90	3.12	1,022.01	3.09
Class R	1,000.00	1.23	1,037.30	6.28	1,018.90	6.23
TargETFund 2025
Class A	$1,000.00	0.97%	$1,059.50	$5.01	$1,020.21	$4.91
Class C	1,000.00	1.73	1,055.20	8.91	1,016.39	8.74
Class D	1,000.00	1.73	1,056.40	8.92	1,016.39	8.74
Class I	1,000.00	0.61	1,062.90	3.15	1,022.01	3.09
Class R	1,000.00	1.23	1,058.50	6.35	1,018.90	6.23
TargETFund 2035
Class A	$1,000.00	0.17%	$1,069.20	$0.88	$1,024.08	$0.86
Class C	1,000.00	0.81	1,065.90	4.19	1,020.89	4.08
Class D	1,000.00	0.68	1,065.90	3.52	1,021.54	3.43
Class I	1,000.00	—	1,069.20	—	1,024.93	—
Class R	1,000.00	0.53	1,069.20	2.75	1,022.29	2.67
TargETFund 2045
Class A	$1,000.00	0.73%	$1,069.20	$3.79	$1,021.29	$3.68
Class C	1,000.00	1.30	1,065.90	6.73	1,018.45	6.54
Class D	1,000.00	1.44	1,065.90	7.46	1,017.75	7.24
Class I	1,000.00	0.42	1,069.20	2.18	1,022.84	2.12
Class R	1,000.00	0.66	1,069.20	3.42	1,021.64	3.33

*

Expenses of Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectuses for a description of each share class and its fees, expenses and sales charges. Expenses, as presented in the table, do not include the expenses of the Underlying ETFs which, as of September 30, 2007, were 0.22%, 0.25%, 0.22%, 0.27% and 0.26% per annum for TargETF und Core, TargETF und 2015, TargETF und 2025, TargETF und 2035 and TargETF und 2045, respectively. Through at least January 31, 2009, the Manager has contractually undertaken to waive its management fee and/or reimburse each Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. The Manager also has from time-to-time voluntarily reimbursed certain additional class-specific expenses of TargETF und 2035 and TargETF und 2045. Absent such waiver/expense reimbursements, the expense ratios and expenses paid by a shareholder for the period would have been higher.

**

Expenses are equal to the Funds’ annualized expense ratios based on actual expenses for the period April 1, 2007 to September 30, 2007, multiplied by the average account value over the period, multiplied by 183/365 (number of days in the period).

Portfolios of Investments
September 30, 2007

TargETFund Core
	Shares	Value
Exchange-Traded Funds 100.0%
US Large- and Mid-Cap Funds 44.9%
iShares Dow Jones Select Dividend Index Fund	137,181	$9,506,643
iShares Russell Midcap Index Fund	44,364	4,797,967
SPDR Trust Series 1	188,200	28,715,556
		43,020,166
Fixed-Income Funds 35.0%
iShares iBoxx $ Investment Grade Corporate Bond Fund	90,672	9,572,243
iShares Lehman US Treasury Inflation Protected Securities Fund	94,279	9,627,771
Vanguard Total Bond Market ETF Fund	189,800	14,364,064
		33,564,078
International Large-Cap Fund 10.1%
iShares MSCI EAFE Index Fund	117,323	9,686,187
REIT Fund 10.0%
Dow Jones Wilshire REIT ETF Fund	118,400	9,615,264
Total Investments (Cost $89,530,183) 100.0%		95,885,695
Other Assets Less Liabilities		(41,203)
Net Assets 100.0%		$95,844,492

See footnotes on page 18.

Portfolios of Investments
September 30, 2007

TargETFund 2015
	Shares	Value
Exchange-Traded Funds 99.5%
US Large- and Mid-Cap Funds 44.7%
iShares Dow Jones Select Dividend Index Fund	13,100	$907,830
iShares Russell Midcap Index Fund	89,049	9,630,649
SPDR Trust Series 1	66,075	10,081,723
		20,620,202
Fixed-Income Funds 14.9%
iShares iBoxx $ Investment Grade Corporate Bond Fund	43,424	4,584,272
iShares Lehman US Treasury Inflation Protected Securities Fund	9,000	919,080
Vanguard Total Bond Market ETF Fund	18,200	1,377,376
		6,880,728
US Small-Cap Fund 11.8%
iShares Russell 2000 Index Fund	68,042	5,446,082
International Large-Cap Fund 10.1%
iShares MSCI EAFE Index Fund	56,155	4,636,157
REIT Fund 10.0%
Dow Jones Wilshire REIT ETF Fund	56,700	4,604,607
International Small-Cap Fund 4.0%
WisdomTree International SmallCap Dividend Fund	26,600	1,858,808
Emerging Markets Fund 4.0%
iShares MSCI Emerging Markets Index Fund	12,318	1,840,925
Total Investments (Cost $41,531,065) 99.5%		45,887,509
Other Assets Less Liabilities 0.5%		242,354
Net Assets 100.0%		$46,129,863

See footnotes on page 18.

Portfolios of Investments
September 30, 2007

TargETFund 2025
	Shares	Value
Exchange-Traded Funds 99.7%
US Mid-Cap Fund 24.9%
iShares Russell Midcap Index Fund	94,601	$10,231,098
US Small-Cap Fund 22.7%
iShares Russell 2000 Index Fund	116,421	9,318,337
US Large-Cap Fund 19.9%
SPDR Trust Series 1	53,550	8,170,659
International Large-Cap Fund 10.1%
iShares MSCI EAFE Index Fund	50,143	4,139,806
International Small-Cap Fund 9.1%
WisdomTree International SmallCap Dividend Fund	53,300	3,724,604
Emerging Markets Fund 9.0%
iShares MSCI Emerging Markets Index Fund	24,734	3,696,496
REIT Fund 2.0%
Dow Jones Wilshire REIT ETF Fund	10,100	820,221
Fixed-Income Fund 2.0%
iShares iBoxx $ Investment Grade Corporate Bond Fund	7,700	812,889
Total Investments (Cost $36,194,476) 99.7%		40,914,110
Other Assets Less Liabilities 0.3%		143,556
Net Assets 100.0%		$41,057,666

See footnotes on page 18.

Portfolios of Investments
September 30, 2007

TargETFund 2035
	Shares or
	Principal
	Amount		Value
Exchange-Traded Funds 99.4%
US Mid-Cap Fund 24.8%
iShares Russell Midcap Index Fund	9,325	shs.	$1,008,499
US Small-Cap Fund 24.5%
iShares Russell 2000 Index Fund	12,445		996,098
US Large-Cap Fund 19.8%
SPDR Trust Series 1	5,270		804,096
Emerging Markets Fund 10.2%
iShares MSCI Emerging Markets Index Fund	2,760		412,482
International Large-Cap Fund 10.1%
iShares MSCI EAFE Index Fund	4,950		408,672
International Small-Cap Fund 10.0%
WisdomTree International SmallCap Dividend Fund	5,815		406,352
Total Exchange-Traded Funds (Cost $3,933,513)			4,036,199
Repurchase Agreement 0.3%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007,
maturing 10/1/2007, in the amount of $11,004, collateralized by: $15,000 Fannie Mae 5.55%, 7/10/2028, with a fair
market value of $14,475	$11,000		11,000
Total Investments (Cost $3,944,513) 99.7%			4,047,199
Other Assets Less Liabilities 0.3%			11,564
Net Assets 100.0%			$4,058,763

See footnotes on page 18.

Portfolios of Investments
September 30, 2007

TargETFund 2045
	Shares or
	Principal
	Amount		Value
Exchange-Traded Funds 95.1%
US Mid-Cap Fund 23.8%
iShares Russell Midcap Index Fund	5,760	shs.	$622,944
US Small-Cap Fund 23.5%
iShares Russell 2000 Index Fund	7,700		616,308
US Large-Cap Fund 19.0%
SPDR Trust Series 1	3,255		496,648
International Small-Cap Fund 9.6%
WisdomTree International SmallCap Dividend Fund	3,605		251,917
International Large-Cap Fund 9.6%
iShares MSCI EAFE Index Fund	3,050		251,808
Emerging Markets Fund 9.6%
iShares MSCI Emerging Markets Index Fund	1,675		250,329
Total Exchange-Traded Funds (Cost $2,404,042)			2,489,954
Repurchase Agreement 0.7%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007, maturing
10/1/2007, in the amount of $18,007, collateralized by: $20,000
Fannie Mae 5.55%, 7/10/2028, with a fair market value of $19,300	$18,000		18,000
Total Investments (Cost $2,422,042) 95.8%			2,507,954
Other Assets Less Liabilities 4.2%			109,832
Net Assets 100.0%			$2,617,786

Fund classifications have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2007

	TargETFund	TargETFund	TargETFund	TargETFund	TargETFund
	Core	2015	2025	2035	2045
Assets:
Investments, at value:
Exchange-traded funds	$95,885,695	$45,887,509	$40,914,110	$4,036,199	$2,489,954
Short-term holdings	—	—	—	11,000	18,000
Total investments*	95,885,695	45,887,509	40,914,110	4,047,199	2,507,954
Cash	—	—	45,169	495	560
Receivable for securities sold	436,629	681,623	367,539	—	10,437
Dividend and interest receivable	378,192	149,064	96,940	8,647	5,472
Receivable for Capital Stock sold	197,645	644,069	90,838	129,259	109,453
Receivable from the Manager (Note 4)	25,091	20,283	19,713	10,291	29,023
Expenses prepaid to shareholder
service agent	3,339	1,785	1,670	115	58
Other	5,609	2,931	2,630	1,447	1,381
Total Assets	96,932,200	47,387,264	41,538,609	4,197,453	2,664,338

Liabilities:
Bank overdraft	460,254	200,503	—	—	—
Payable for Capital Stock repurchased	308,528	515,590	135,719	—	—
Payable for securities purchased	177,670	466,740	280,808	122,980	31,837
Distribution and service (12b-1)
fees payable	53,951	24,184	21,221	1,496	812
Management fee payable	38,969	18,541	16,329	1,554	971
Accrued expenses and other	48,336	31,843	26,866	12,660	12,932
Total Liabilities	1,087,708	1,257,401	480,943	138,690	46,552
Net Assets	$95,844,492	$46,129,863	$41,057,666	$4,058,763	$2,617,786

Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$4,095	$2,292	$1,777	$257	$140
Class C	2,900	1,733	1,341	107	40
Class D	3,747	996	1,085	24	25
Class I	110	101	194	21	34
Class R	865	73	58	8	30
Additional paid-in capital	89,435,720	41,332,790	36,105,874	3,940,504	2,522,560
Undistributed/(dividends in excess of)
net investment income	(626)	148,192	(553)	15,890	5,082
Undistributed/accumulated net
realized gain (loss)	42,169	287,242	228,256	(734)	3,963
Net unrealized appreciation of
investments	6,355,512	4,356,444	4,719,634	102,686	85,912
Net Assets	$95,844,492	$46,129,863	$41,057,666	$4,058,763	$2,617,786

See footnotes on page 20.				(Continued on page 20.)

Statements of Assets and Liabilities (continued)
September 30,

	TargETFund	TargETFund	TargETFund	TargETFund	TargETFund
	Core	2015	2025	2035	2045
Net Assets:
Class A	$33,497,188	$20,413,353	$16,463,523	$2,500,481	$1,364,526
Class C	23,725,415	15,346,686	12,302,821	1,038,367	388,924
Class D	30,653,657	8,818,149	9,948,377	237,936	240,531
Class I	899,283	901,179	1,808,668	204,652	330,166
Class R	7,068,949	650,496	534,277	77,327	293,639

Shares of Capital Stock Outstanding:
Class A	4,095,470	2,291,772	1,777,079	256,803	140,132
Class C	2,899,802	1,733,303	1,340,921	107,099	40,115
Class D	3,746,712	995,992	1,084,773	24,542	24,809
Class I	109,927	100,673	194,484	21,017	33,906
Class R	864,954	73,149	57,869	7,943	30,162

Net Asset Value Per Share:
Class A	$8.18	$8.91	$9.26	$9.74	$9.74
Class C	8.18	8.85	9.17	9.70	9.70
Class D	8.18	8.85	9.17	9.70	9.70
Class I	8.18	8.95	9.30	9.74	9.74
Class R	8.17	8.89	9.23	9.74	9.74

* Cost of total investments: See Notes to Financial Statements.	$89,530,183	$41,531,065	$36,194,476	$3,944,513	$2,422,042

Statements of Operations
For the Year Ended September 30, 2007

	TargETFund	TargETFund	TargETFund	TargETFund	TargETFund
	Core	2015	2025	2035*	2045*
Investment Income:
Dividends	$2,272,348	$785,254	$475,782	$16,820	$10,287
Interest	47,195	14,636	15,238	1,809	1,405
Total Investment Income	2,319,543	799,890	491,020	18,629	11,692

Expenses:**
Distribution and service (12b-1) fees	533,705	248,221	209,935	6,968	3,328
Management fees	382,979	184,907	157,846	6,952	4,354
Shareholder account services	157,625	76,767	71,126	2,945	2,372
Registration	72,186	63,576	66,015	48,340	47,938
Auditing and legal fees	42,858	25,590	23,174	9,748	9,552
Custody and related services	18,670	11,019	6,927	3,228	3,719
Shareholder reports and communications	16,870	10,168	9,021	2,572	2,506
Directors’ fees and expenses	6,890	5,937	5,831	5,014	5,000
Miscellaneous	8,375	7,128	5,327	3,554	3,414
Total Expenses Before
Reimbursement	1,240,158	633,313	555,202	89,321	82,183
Reimbursement of expenses (Note 4)	(148,288)	(116,175)	(116,846)	(87,803)	(76,223)
Total Expenses After Reimbursement	1,091,870	517,138	438,356	1,518	5,960
Net Investment Income	1,227,673	282,752	52,664	17,111	5,732
Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on investments	80,420	318,650	356,154	(734)	5,963
Capital gain distributions	25,179	13,280	1,061	—	—
Net change in unrealized appreciation
of investments	4,683,455	3,463,749	4,103,717	102,686	85,912
Net Gain on Investments	4,789,054	3,795,679	4,460,932	101,952	91,875
Increase in Net Assets from
Operations	$6,016,727	$4,078,431	$4,513,596	$119,063	$97,607

*	For the period October 2, 2006 (commencement of operations) to September 30, 2007.
**	Expenses do not include the fees and expenses of the Underlying ETFs in which the Funds invest. The Funds indirectly bear such expenses through their ownership of Underlying ETFs.

See Notes to Financial Statements.

Statements of Changes in Net Assets

	TargETFund		TargETFund
	Core		2015
		10/3/05*		10/3/05*
	Year Ended	to	Year Ended	to
	9/30/07	9/30/06	9/30/07	9/30/06
Operations:
Net investment income	$1,227,673	$430,831	$282,752	$81,439
Net realized gain on investments	80,420	186,779	318,650	50,583
Capital gain distributions	25,179	—	13,280	—
Net change in unrealized appreciation of investments	4,683,455	1,672,057	3,463,749	892,695
Increase in Net Assets from Operations	6,016,727	2,289,667	4,078,431	1,024,717

Distributions to Shareholders:
Net investment income:
Class A	(563,422)	(214,641)	(99,945)	(13,355)
Class C	(258,354)	(81,364)	(51,226)	(9,310)
Class D	(350,895)	(90,688)	(30,498)	(4,053)
Class I	(20,610)	(10,588)	(8,186)	(2,534)
Class R	(67,019)	(10,499)	(118)	(31)
Total	(1,260,300)	(407,780)	(189,973)	(29,283)
Net realized short-term gain on investments:
Class A	(47,137)	(3,943)	(17,798)	—
Class C	(39,387)	(1,510)	(17,999)	—
Class D	(55,032)	(1,243)	(10,715)	—
Class I	(1,939)	(204)	(1,330)	—
Class R	(4,762)	(3)	(27)	—
Total	(148,257)	(6,903)	(47,869)	—
Decrease in Net Assets From Distributions	(1,408,557)	(414,683)	(237,842)	(29,283)

Capital Share Transactions:
Net proceeds from sales of shares	58,455,371	45,726,565	25,061,657	22,761,415
Exchanged from associated funds	8,742,019	4,041,823	1,820,614	1,446,528
Investment of distributions	1,423,579	212,990	220,554	27,965
Total	68,620,969	49,981,378	27,102,825	24,235,908
Cost of shares repurchased	(20,739,108)	(6,359,946)	(7,770,339)	(1,414,092)
Exchanged into associated funds	(1,540,602)	(702,527)	(755,531)	(206,105)
Total	(22,279,710)	(7,062,473)	(8,525,870)	(1,620,197)
Increase in Net Assets from Capital Share Transactions	46,341,259	42,918,905	18,576,955	22,615,711
Increase in Net Assets	50,949,429	44,793,889	22,417,544	23,611,145

Net Assets:
Beginning of period	44,895,063	101,174	23,712,319	101,174
End of Period**	$95,844,492	$44,895,063	$46,129,863	$23,712,319

* Commencement of operations. ** Including undistributed/accumulated net investment income (loss) as follows:	$(626)	$27,764	$148,192	$55,413
See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	TargETFund		TargETFund	TargETFund
	2025		2035	2045
		10/3/05*	10/2/06*	10/2/06*
	Year Ended	to	to	to
	9/30/07	9/30/06	9/30/07	9/30/07
Operations:
Net investment income	$52,664	$(3,563)	$17,111	$5,732
Net realized gain (loss) on investments	356,154	24,946	(734)	5,963
Capital gain distributions	1,061	—	—	—
Net change in unrealized appreciation of investments	4,103,717	615,917	102,686	85,912
Increase in Net Assets from Operations	4,513,596	637,300	119,063	97,607

Distributions to Shareholders:
Net investment income:
Class A	(20,415)	—	(133)	(251)
Class C	(15,313)	—	(651)	(32)
Class D	(12,069)	—	(32)	(32)
Class I	(4,823)	—	(492)	(353)
Class R	(44)	—	(43)	(43)
Total	(52,664)	—	(1,351)	(711)
Net realized short-term gain on investments:
Class A	(40,154)	(8,980)	—	—
Class C	(32,965)	(7,650)	—	—
Class D	(25,982)	(682)	—	—
Class I	(9,190)	(4,060)	—	—
Class R	(86)	(29)	—	—
Total	(108,377)	(21,401)	—	—
Decrease in Net Assets From Distributions	(161,041)	(21,401)	(1,351)	(711)

Capital Share Transactions:
Net proceeds from sales of shares	23,616,633	18,061,291	3,834,631	2,510,925
Exchanged from associated funds	1,226,263	2,391,936	204,614	309,371
Investment of distributions	149,160	20,712	1,312	711
Total	24,992,056	20,473,939	4,040,557	2,821,007
Cost of shares repurchased	(6,468,007)	(1,669,531)	(152,156)	(148,808)
Exchanged into associated funds	(1,114,176)	(226,243)	—	(203,959)
Total	(7,582,183)	(1,895,774)	(152,156)	(352,767)
Increase in Net Assets from
Capital Share Transactions	17,409,873	18,578,165	3,888,401	2,468,240
Increase in Net Assets	21,762,428	19,194,064	4,006,113	2,565,136

Net Assets:
Beginning of period	19,295,238	101,174	52,650	52,650
End of Period**	$41,057,666	$19,295,238	$4,058,763	$2,617,786

* Commencement of operations. ** Including undistributed/accumulated net investment income (loss) as follows:	$(553)	—	$15,890	$5,082
See Notes to Financial Statements

Notes to Financial Statements

1.

Organization — Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company, or mutual fund, and consists of five separate and distinct funds (each, a “Fund” of the Series): Seligman TargETFund Core (“TargETFund Core”), Seligman TargETFund 2015 (“TargETFund 2015”), Seligman TargETFund 2025 (“TargETFund 2025”), Seligman TargETFund 2035 (“TargETFund 2035”) and Seligman TargETFund 2045 (“TargETFund 2045”). The Series was incorporated under the laws of the state of Maryland on July 6, 2005. TargETFund Core, TargETFund 2015 and TargETFund 2025 had no operations prior to October 3, 2005 (commencement of operations) other than those relating to organizational matters and, for each Fund, the sale and issuance to Seligman Advisors, Inc. (the “Distributor”) of 1,870 Class A shares of Capital Stock for $13,352 and 700 shares for each of Class C, Class D, Class I and Class R shares, each at a cost of $4,998 on September 9, 2005, and 9,500 Class A shares, each at a cost of $67,830 on September 30, 2005.

On October 2, 2006, the Series added two new Funds: TargETFund 2035 and TargETFund 2045. Prior to October 2, 2006, the new Funds had no operations other than those relating to organizational matters and, for each new fund on September 21, 2006, the sale and issuance to the Distributor of 2,500 Class A shares of Capital Stock for $20,250 and 1,000 shares for each of Class C, Class D, Class I and Class R shares, each at a cost of $8,100.

2.

Multiple Classes of Shares — Each Fund of the Series currently offers five classes of shares. Certain of these shares are offered only to certain types of investors. Class B shares were authorized by the Board of Directors but are not currently offered.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Prior to June 4, 2007, Class C shares were sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase; and shares purchased through certain financial intermediaries were bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares of a Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Notes to Financial Statements

3.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

b.

Repurchase Agreements — Each Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Series’ custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

c.

Multiple Class Allocations — For each Fund, all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2007, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

d.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates. Distributions received from the Series’ investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the calendar year.

	e.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend date.

f.

Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

4.

Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.50% per annum of the first $500 million of each Fund’s average daily net assets, 0.45% per annum of the next $500 million of each Fund’s average daily net assets and 0.40% per annum of each Fund’s average daily net assets in excess of $1 billion. The management fee reflected in the Statements of Operations for each Fund was 0.50% per annum of the average daily net assets of each of the Funds.

25

Notes to Financial Statements

The Manager has contractually agreed through at least January 31, 2009 to waive its fees and/or reimburse each Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. The Manager also has voluntarily reimbursed certain additional class-specific expenses of TargETFund 2035 and TargETFund 2045 from time-to-time in order to maintain the same net asset values per share for the corresponding share classes of those funds. The Manager may discontinue making such reimbursements at any time. For the year ended September 30, 2007, the amount of expenses reimbursed by the Manager and the amount receivable at September 30, 2007 were as follows:

			Receivable
	Contractual	Voluntary	from
Fund	Reimbursements	Reimbursements	Manager
TargETFund Core	$148,288	—	$25,091
TargETFund 2015	116,175	—	20,283
TargETFund 2025	116,846	—	19,713
TargETFund 2035	72,362	$15,441	10,291
TargETFund 2045	72,726	3,497	29,023

For the year ended September 30, 2007, the Distributor, agent for the distribution of the Series’ shares and an affiliate of the Manager, received commissions and concessions for sales of Class A and (prior to June 4, 2007) Class C shares; and commissions were paid to dealers for sales of Class A and Class C shares as follows:

	Commissions and Concessions		Dealer
Fund	Retained by Affiliate		Commissions
TargETFund Core	$30,512		$267,420
TargETFund 2015	25,977		216,936
TargETFund 2025	19,976		168,146
TargETFund 2035	1,493		12,080
TargETFund 2045	791		7,119

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to a Fund pursuant to the Plan. For the year ended September 30, 2007, fees incurred by TargETFund Core, TargETFund 2015, TargETFund 2025, TargETFund 2035 and TargETFund 2045 aggregated $66,577, $33,791, $27,436, $1,844, and $1,017, respectively, or 0.25% (0.24%, in the case of TargETFund Core and TargETFund 2025; and in the case of TargETFund 2015, 0.23%) per annum of average daily net assets of each Fund’s Class A shares.

Notes to Financial Statements

Under the Plan, with respect to Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C, Class D, and Class R shares for which the organizations are responsible; and fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

For the year ended September 30, 2007, fees incurred under the Plan of up to 1% per annum of the average daily net assets of Class C and Class D shares, and up to 0.50% per annum of the average daily net assets of Class R shares, were as follows:

	Class C		Class D		Class R
		% of Average		% of Average		% of Average
Fund	Amount	Net Assets	Amount	Net Assets	Amount	Net Assets
TargETFund Core	$ 191,974	1.00%	$ 258,894	1.00%	$ 16,260	0.50%
TargETFund 2015	131,928	1.00	81,127	1.00	1,375	0.50
TargETFund 2025	98,909	1.00	83,209	1.00	381	0.50
TargETFund 2035	3,924	1.00	1,093	1.00	107	0.48
TargETFund 2045	1,041	0.99	1,040	0.99	230	0.49

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the year ended September 30, 2007, the Distributor and Seligman Services, Inc. received the following distribution and service fees:

	Distribution and		Distribution and
Fund	Service Fees	Fund	Service Fees
TargETFund Core	$ 937	TargETFund 2035	$ 273
TargETFund 2015	910	TargETFund 2045	336
TargETFund 2025	835

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the year ended September 30, 2007, such charges were as follows:

Fund	Amount	Fund	Amount
TargETFund Core	$ 23,567	TargETFund 2025	$ 10,701
TargETFund 2015	16,728	TargETFund 2035	247

For the year ended September 30, 2007, Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

Fund	Amount	Fund	Amount
TargETFund Core	$157,625	TargETFund 2035	$ 2,945
TargETFund 2015	76,767	TargETFund 2045	2,372
TargETFund 2025	71,126

These charges are determined in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than a Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Notes to Financial Statements

For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by a Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at September 30, 2007 are included in accrued expenses and other liabilities as follows:

Fund	Amount	Fund	Amount
TargETFund Core	$ 626	TargETFund 2035	$ 471
TargETFund 2015	598	TargETFund 2045	469
TargETFund 2025	553
5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the year ended September 30, 2007, were as follows:
Fund	Purchases	Sales
TargETFund Core	$ 73,300,025	$ 25,178,332
TargETFund 2015	25,568,808	6,848,280
TargETFund 2025	20,949,656	3,638,325
TargETFund 2035	3,984,010	49,752
TargETFund 2045	2,694,553	296,468
6.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the period from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

For the TargETFund Core, the TargETFund 2015 and the TargETFund 2025, the tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales of $43,687, $39,161 and $32,940, respectively. At September 30, 2007, the cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost
TargETFund Core	$ 89,573,870
TargETFund 2015	41,570,226
TargETFund 2025	36,227,416
TargETFund 2035	3,944,513
TargETFund 2045	2,422,042

Notes to Financial Statements

The tax basis components of accumulated earnings at September 30, 2007 are presented below. Undistributed ordinary income primarily consists of net investment income and net realized short-term gain.

	TargETFund	TargETFund	TargETFund	TargETFund	TargETFund
	Core	2015	2025	2035	2045
Gross unrealized appreciation
of portfolio securities	$ 6,405,026	$ 4,446,409	$ 4,755,873	$ 119,317	$ 88,596
Gross unrealized depreciation
of portfolio securities	(93,201)	(129,126)	(69,179)	(16,631)	(2,684)
Net unrealized appreciation
of portfolio securities	6,311,825	4,317,283	4,686,694	102,686	85,912
Undistributed ordinary income	—	242,000	205,790	16,361	9,514
Unistributed net realized gain	85,856	233,193	55,406	—	—
Timing difference
(post-October loss)	—	—	—	(734)	—
Total accumulated earnings	$ 6,397,681	$ 4,792,476	$ 4,947,890	$ 118,313	$ 95,426

From November 1, 2006 through September 30, 2007, the TargETFund 2035 incurred $734 of net realized capital losses. As permitted by tax regulations, the TargETFund 2035 intends to defer these losses and treat them as arising in the fiscal year ending September 30, 2008. These losses will be available to offset future taxable net gains.

For the periods ended September 30, 2007 and 2006, the tax characterization of all distributions paid to shareholders was ordinary income. TargETFund 2025 made distributions in December 2006 and 2005 as required by federal tax rules that were classified at the time of payment as from net investment income for financial reporting purposes. The amounts of such distributions in excess of net investment income/loss have been reclassified for financial reporting purposes as distributions from net realized short-term gains in the accompanying statements of changes in net assets for the periods ended September 30, 2007 and 2006.

Included in the value of shares repurchased and exchanged into associated funds as reported in Note 7 are the following approximate amounts that represent capital gains distributions:

Fund	Amount	Fund	Amount
TargETFund Core	$ 57,000	TargETFund 2025	$ 18,000
TargETFund 2015	41,000	TargETFund 2045	2,000
This information is provided for federal tax purposes only.

Notes to Financial Statements

7.

Capital Share Transactions — The Board of Directors of the Series, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At September 30, 2007, each Fund of the Series had authorized 600,000,000 shares of Capital Stock all at a par value of $0.001. Transactions in shares of Capital Stock were as follows:

TargETFund Core
	Year Ended		10/3/05*
	9/30/07		to 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,395,214	$19,188,873	2,067,288	$14,951,519
Exchanged from associated funds	949,618	7,541,465	358,498	2,621,212
Investment of distributions	79,526	633,580	17,084	124,042
Total	3,424,358	27,363,918	2,442,870	17,696,773
Cost of shares repurchased	(1,305,201)	(10,440,190)	(396,785)	(2,918,656)
Exchanged into associated funds	(63,222)	(506,745)	(17,920)	(130,814)
Total	(1,368,423)	(10,946,935)	(414,705)	(3,049,470)
Increase	2,055,935	$16,416,983	2,028,165	$14,647,303
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,573,508	$12,563,695	1,779,545	$13,010,657
Exchanged from associated funds	60,518	483,779	51,296	372,843
Investment of distributions	36,232	288,144	4,977	36,115
Total	1,670,258	13,335,618	1,835,818	13,419,615
Cost of shares repurchased	(300,351)	(2,402,271)	(183,931)	(1,335,393)
Exchanged into associated funds	(93,944)	(743,225)	(28,748)	(210,270)
Total	(394,295)	(3,145,496)	(212,679)	(1,545,663)
Increase	1,275,963	$10,190,122	1,623,139	$11,873,952
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,423,925	$19,339,739	2,050,909	$15,053,284
Exchanged from associated funds	88,814	716,775	143,756	1,047,768
Investment of distributions	50,188	399,356	5,456	39,677
Total	2,562,927	20,455,870	2,200,121	16,140,729
Cost of shares repurchased	(772,159)	(6,248,172)	(162,058)	(1,187,553)
Exchanged into associated funds	(34,675)	(276,958)	(48,144)	(356,065)
Total	(806,834)	(6,525,130)	(210,202)	(1,543,618)
Increase	1,756,093	$13,930,740	1,989,919	$14,597,111
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	36,816	$293,442	104,654	$757,047
Investment of distributions	3,226	25,673	1,057	7,669
Total	40,042	319,115	105,711	764,716
Cost of shares repurchased	(16,873)	(133,522)	(19,653)	(144,171)
Increase	23,169	$185,593	86,058	$620,545
* Commencement of operations.

Notes to Financial Statements

TargETFund Core (continued)
	Year Ended		10/3/05*
	9/30/07		to 9/30/06
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	880,914	$7,069,622	267,769	$1,954,058
Investment of distributions	9,613	76,826	748	5,487
Total	890,527	7,146,448	268,517	1,959,545
Cost of shares repurchased	(187,497)	(1,514,953)	(104,902)	(774,173)
Exchanged into associated funds	(1,681)	(13,674)	(710)	(5,378)
Total	(189,178)	(1,528,627)	(105,612)	(779,551)
Increase	701,349	$5,617,821	162,905	$1,179,994

TargETFund 2015

Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,417,940	$12,319,543	1,181,485	$8,902,753
Exchanged from associated funds	50,304	433,697	111,213	840,641
Investment of distributions	13,207	110,351	1,729	12,516
Total	1,481,451	12,863,591	1,294,427	9,755,910
Cost of shares repurchased	(347,994)	(2,999,250)	(79,091)	(603,281)
Exchanged into associated funds	(44,415)	(382,670)	(23,976)	(176,723)
Total	(392,409)	(3,381,920)	(103,067)	(780,004)
Increase	1,089,042	$9,481,671	1,191,360	$8,975,906
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	860,732	$7,275,601	1,107,676	$8,319,044
Exchanged from associated funds	82,817	705,973	32,902	249,224
Investment of distributions	7,500	62,626	1,219	8,830
Total	951,049	8,044,200	1,141,797	8,577,098
Cost of shares repurchased	(265,384)	(2,291,748)	(53,170)	(403,395)
Exchanged into associated funds	(37,748)	(323,157)	(3,941)	(29,382)
Total	(303,132)	(2,614,905)	(57,111)	(432,777)
Increase	647,917	$5,429,295	1,084,686	$8,144,321
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	518,512	$4,385,737	628,441	$4,747,187
Exchanged from associated funds	78,993	680,944	46,997	348,187
Investment of distributions	4,534	37,916	560	4,053
Total	602,039	5,104,597	675,998	5,099,427
Cost of shares repurchased	(245,922)	(2,133,871)	(31,123)	(236,923)
Exchanged into associated funds	(5,700)	(49,704)	—	—
Total	(251,622)	(2,183,575)	(31,123)	(236,923)
Increase	350,417	$2,921,022	644,875	$4,862,504
* Commencement of operations.

Notes to Financial Statements

TargETFund 2015 (continued)
	Year Ended		10/3/05*
	9/30/07		to 9/30/06
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	45,502	$387,580	108,014	$790,822
Investment of distributions	1,137	9,516	350	2,534
Total	46,639	397,096	108,364	793,356
Cost of shares repurchased	(32,264)	(283,011)	(22,766)	(170,493)
Increase	14,375	$114,085	85,598	$622,863
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	78,287	$693,196	210	$1,609
Exchanged from associated funds	—	—	1,087	8,476
Investment of distributions	17	145	4	32
Total	78,304	693,341	1,301	10,117
Cost of shares repurchased	(7,156)	(62,459)	—	—
Increase	71,148	$630,882	1,301	$10,117

TargETFund 2025

Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,207,523	$10,755,009	738,615	$5,678,458
Exchanged from associated funds	59,591	517,035	234,068	1,727,411
Investment of distributions	6,648	56,529	1,198	8,722
Total	1,273,762	11,328,573	973,881	7,414,591
Cost of shares repurchased	(277,500)	(2,488,028)	(124,940)	(960,080)
Exchanged into associated funds	(52,790)	(449,975)	(26,704)	(197,192)
Total	(330,290)	(2,938,003)	(151,644)	(1,157,272)
Increase	943,472	$8,390,570	822,237	$6,257,319
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	708,094	$6,182,584	837,640	$6,358,736
Exchanged from associated funds	74,099	624,650	39,257	298,479
Investment of distributions	5,453	46,194	1,009	7,348
Total	787,646	6,853,428	877,906	6,664,563
Cost of shares repurchased	(228,181)	(2,012,762)	(58,358)	(451,587)
Exchanged into associated funds	(35,972)	(321,320)	(2,820)	(21,647)
Total	(264,153)	(2,334,082)	(61,178)	(473,234)
Increase	523,493	$4,519,346	816,728	$6,191,329
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	570,989	$4,909,426	607,749	$4,688,867
Exchanged from associated funds	10,207	84,578	47,669	366,046
Investment of distributions	3,808	32,293	76	553
Total	585,004	5,026,297	655,494	5,055,466
Cost of shares repurchased	(111,947)	(1,010,717)	(5,143)	(38,584)
Exchanged into associated funds	(38,385)	(342,881)	(950)	(7,404)
Total	(150,332)	(1,353,598)	(6,093)	(45,988)
Increase	434,672	$3,672,699	649,401	$5,009,478
* Commencement of operations.

Notes to Financial Statements

TargETFund 2025 (continued)
	Year Ended		10/3/05*
	9/30/07		to 9/30/06
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	109,258	$940,641	180,532	$1,324,510
Investment of distributions	1,647	14,012	558	4,060
Total	110,905	954,653	181,090	1,328,570
Cost of shares repurchased	(69,833)	(618,025)	(28,378)	(216,455)
Increase	41,072	$336,628	152,712	$1,112,115
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	93,308	$828,973	1,391	$10,720
Investment of distributions	16	132	4	29
Total	93,324	829,105	1,395	10,749
Cost of shares repurchased	(37,186)	(338,475)	(364)	(2,825)
Increase	56,138	$490,630	1,031	$7,924
* Commencement of operations.

October 2, 2006 (commencement of operations) to September 30, 2007
TargETFund 2035
	Class A		Class C
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	252,987	$2,431,150	104,534	$972,870
Exchanged from associated funds	8,742	79,970	3,589	33,874
Investment of distributions	15	134	70	611
Total	261,744	2,511,254	108,193	1,007,355
Cost of shares repurchased	(7,441)	(70,820)	(2,094)	(20,124)
Increase	254,303	$2,440,434	106,099	$987,231
	Class D		Class I
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	14,844	$137,005	25,349	$228,081
Exchanged from associated funds	9,646	90,770	—	—
Investment of distributions	4	32	56	492
Total	24,494	227,807	25,405	228,573
Cost of shares repurchased	(952)	(8,830)	(5,388)	(52,382)
Increase	23,542	$218,977	20,017	$176,191
	Class R
	Shares	Amount
Net proceeds from sales of shares	6,938	$65,525
Investment of distributions	5	43
Increase	6,943	$65,568

Notes to Financial Statements

October 2, 2006 (commencement of operations) to September 30, 2007
TargETFund 2045
	Class A		Class C
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	139,786	$1,339,030	36,294	$345,424
Exchanged from associated funds	24,278	221,975	2,819	27,171
Investment of distributions	29	251	4	32
Total	164,093	1,561,256	39,117	372,627
Cost of shares repurchased	(4,946)	(49,159)	(2)	(19)
Exchanged into associated funds	(21,515)	(203,959)	—	—
Total	(26,461)	(253,118)	(2)	(19)
Increase	137,632	$1,308,138	39,115	$372,608

	Class D		Class I
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	18,997	$178,929	42,052	$377,140
Exchanged from associated funds	6,516	60,225	—	—
Investment of distributions	3	32	40	353
Total	25,516	239,186	42,092	377,493
Cost of shares repurchased	(1,707)	(15,894)	(9,186)	(83,736)
Increase	23,809	$223,292	32,906	$293,757

	Class R
	Shares	Amount
Net proceeds from sales of shares	29,157	$270,402
Investment of distributions	5	43
Increase	29,162	$270,445

Notes to Financial Statements

8.

Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of Seligman open-end registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three Seligman Funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman TargetHorizon ETF Portfolios, Inc.).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor. The Manager believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. The Manager believes that, although the court announced on September 26, 2007 that it would abstain, on procedural grounds, from deciding the issue, the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager, the Distributor and Seligman Data Corp. (collectively, “Seligman”) permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino, (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

35

Notes to Financial Statements

Any resolution of these matters with regulatory authorities may include, but not be limited to, relief sought by the Attorney General or other sanctions or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing investment advisory and other services, including serving as an investment adviser for the Seligman Funds and other registered investment companies and acting as principal underwriter for the Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide investment advisory and other services. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds and such other investment companies or other adverse consequences.

9.

Recently Issued Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. FIN 48 is effective for fiscal years beginning after December 15, 2006 and, in accordance with SEC guidance, can be implemented within the first required financial statement reporting period. Accordingly, the Funds will incorporate the effects, if any, of FIN 48 in their financial statements in their semi-annual report for the six months ending March 31, 2008. The Funds are currently evaluating the impact of the adoption of FIN 48 and, based on progress to date, do not believe it will have a material impact on their respective financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Series is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Series’ financial statements.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the period shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any fees, sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year. The ratios of expenses to average net assets and of net investment income (loss) to average net assets do not reflect the expenses of underlying ETFs in which a Fund invests.

TargETFund Core

	CLASS A			CLASS C
	Year	10/3/05*		Year	10/3/05*
	Ended	to		Ended	to
	9/30/07	9/30/06		9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.60	$7.14		$7.61	$7.14
Income from Investment Operations:
Net investment income	0.17	0.17		0.10	0.12
Net realized and unrealized gain on investments	0.60	0.43		0.60	0.44
Total from Investment Operations	0.77	0.60		0.70	0.56
Less Distributions:
Dividends from net investment income	(0.17)	(0.14)		(0.11)	(0.09)
Distributions from net realized capital gain	(0.02)	ø		(0.02)	ø
Total Distributions	(0.19)	(0.14)		(0.13)	(0.09)
Net Asset Value, End of Period	$8.18	$7.60		$8.18	$7.61
Total Return	10.14%	8.58%		9.20%	8.03%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$33,497	$15,505		$23,725	$12,350
Ratio of expenses to average net assets	0.97%	0.98	%†	1.73%	1.73	%†
Ratio of net investment income to average
net assets	2.06%	2.34	%†	1.30%	1.59	%†
Portfolio turnover rate	33.35%	21.70%		33.35%	21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.16%	1.51	%†	1.92%	2.26	%†
Ratio of net investment income to average
net assets	1.87%	1.81	%†	1.11%	1.06	%†
See footnotes on page 47.

Financial Highlights

TargETFund Core

	CLASS D			CLASS I
	Year	10/3/05*		Year	10/3/05*
	Ended	to		Ended	to
	9/30/07	9/30/06		9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.60	$7.14		$7.61	$7.14
Income from Investment Operations:
Net investment income	0.10	0.12		0.19	0.20
Net realized and unrealized gain on investments	0.61	0.43		0.60	0.43
Total from Investment Operations	0.71	0.55		0.79	0.63
Less Distributions:
Dividends from net investment income	(0.11)	(0.09)		(0.20)	(0.16)
Distributions from net realized capital gain	(0.02)	ø		(0.02)	ø
Total Distributions	(0.13)	(0.09)		(0.22)	(0.16)
Net Asset Value, End of Period	$8.18	$7.60		$8.18	$7.61
Total Return	9.34%	7.88%		10.43%	9.03%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$30,654	$15,138		$899	$660
Ratio of expenses to average net assets	1.73%	1.73	%†	0.61%	0.61	%†
Ratio of net investment income to average net assets	1.30%	1.59	%†	2.42%	2.71	%†
Portfolio turnover rate	33.35%	21.70%		33.35%	21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.92%	2.26	%†	0.97%	0.90	%†
Ratio of net investment income to average net assets	1.11%	1.06	%†	2.06%	2.42	%†
See footnotes on page 47.

Financial Highlights

TargETFund Core

	CLASS R
	Year	10/3/05*
	Ended	to
	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.59	$7.14
Income from Investment Operations:
Net investment income	0.14	0.15
Net realized and unrealized gain on investments	0.60	0.43
Total from Investment Operations	0.74	0.58
Less Distributions:
Dividends from net investment income	(0.14)	(0.13)
Distributions from net realized capital gain	(0.02)	ø
Total Distributions	(0.16)	(0.13)
Net Asset Value, End of Period	$8.17	$7.59
Total Return	9.82%	8.32%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,069	$1,242
Ratio of expenses to average net assets	1.23%	1.23	%†
Ratio of net investment income to average net assets	1.80%	2.09	%†
Portfolio turnover rate	33.35%	21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.42%	1.76	%†
Ratio of net investment income to average net assets	1.61%	1.56	%†
See footnotes on page 47.

Financial Highlights

TargETFund 2015

	CLASS A			CLASS C
	Year	10/3/05*		Year	10/3/05*
	Ended	to		Ended	to
	9/30/07	9/30/06		9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.86	$7.14		$7.84	$7.14
Income from Investment Operations:
Net investment income	0.10	0.08		0.04	0.03
Net realized and unrealized gain on investments	1.03	0.69		1.02	0.71
Total from Investment Operations	1.13	0.77		1.06	0.74
Less Distributions:
Dividends from net investment income	(0.07)	(0.05)		(0.04)	(0.04)
Distributions from net realized capital gain	(0.01)	—		(0.01)	—
Total Distributions	(0.08)	(0.05)		(0.05)	(0.04)
Net Asset Value, End of Period	$8.91	$7.86		$8.85	$7.84
Total Return	14.53%	10.78%		13.56%	10.43%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$20,413	$9,452		$15,347	$8,506
Ratio of expenses to average net assets	0.96%	0.98	%†	1.73%	1.73	%†
Ratio of net investment income to average net assets	1.20%	1.12	%†	0.43%	0.37	%†
Portfolio turnover rate	18.73%	11.63%		18.73%	11.63%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.27%	1.88	%†	2.04%	2.63	%†
Ratio of net investment income (loss) to average net assets	0.89%	0.22	%†	0.12%	(0.53	)%†
See footnotes on page 47.

Financial Highlights

TargETFund 2015

	CLASS D			CLASS I
	Year	10/3/05*		Year	10/3/05*
	Ended	to		Ended	to
	9/30/07	9/30/06		9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.84	$7.14		$7.88	$7.14
Income from Investment Operations:
Net investment income	0.04	0.03		0.13	0.11
Net realized and unrealized gain on investments	1.02	0.71		1.03	0.68
Total from Investment Operations	1.06	0.74		1.16	0.79
Less Distributions:
Dividends from net investment income	(0.04)	(0.04)		(0.08)	(0.05)
Distributions from net realized capital gain	(0.01)	—		(0.01)	—
Total Distributions	(0.05)	(0.04)		(0.09)	(0.05)
Net Asset Value, End of Period	$8.85	$7.84		$8.95	$7.88
Total Return	13.56%	10.43%		14.84%	11.11%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$8,818	$5,059		$901	$680
Ratio of expenses to average net assets	1.73%	1.73	%†	0.61%	0.61	%†
Ratio of net investment income to average net assets	0.43%	0.37	%†	1.55%	1.49	%†
Portfolio turnover rate	18.73%	11.63%		18.73%	11.63%
Without expense reimbursement:††
Ratio of expenses to average net assets	2.04%	2.63	%†	1.01%	1.02	%†
Ratio of net investment income (loss) to average net assets	0.12%	(0.53	)%†	1.15%	1.08	%†
See footnotes on page 47.

Financial Highlights

TargETFund 2015

	CLASS R
	Year	10/3/05 *
	Ended	to
	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.85	$7.14
Income from Investment Operations:
Net investment income	0.08	0.06
Net realized and unrealized gain on investments	1.03	0.70
Total from Investment Operations	1.11	0.76
Less Distributions:
Dividends from net investment income	(0.06)	(0.05)
Distributions from net realized capital gain	(0.01)	—
Total Distributions	(0.07)	(0.05)
Net Asset Value, End of Period	$8.89	$7.85
Total Return	14.20%	10.63%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$650	$16
Ratio of expenses to average net assets	1.23%	1.23	%†
Ratio of net investment income to average net assets	0.93%	0.87	%†
Portfolio turnover rate	18.73%	11.63%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.54%	2.13	%†
Ratio of net investment income (loss) to average net assets	0.62%	(0.03	)%†
See footnotes on page 47.

Financial Highlights

TargETFund 2025

	CLASS A			CLASS C
	Year	10/3/05*		Year	10/3/05*
	Ended	to		Ended	to
	9/30/07	9/30/06		9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.87	$7.14		$7.84	$7.14
Income from Investment Operations:
Net investment income	0.05	0.03		(0.02)	(0.03)
Net realized and unrealized gain on investments	1.40	0.74		1.40	0.77
Total from Investment Operations	1.45	0.77		1.38	0.74
Less Distributions:
Dividends from net investment income	(0.05)	—		—	—
Distributions from net realized capital gain	(0.01)	(0.04)		(0.05)	(0.04)
Total Distributions	(0.06)	(0.04)		(0.05)	(0.04)
Net Asset Value, End of Period	$9.26	$7.87		$9.17	$7.84
Total Return	18.53%	10.87%		17.63%	10.42%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$16,464	$6,564		$12,303	$6,412
Ratio of expenses to average net assets	0.97%	0.98	%†	1.73%	1.73%†
Ratio of net investment income (loss) to average net assets	0.59%	0.34	%†	(0.17)%	(0.41)%†
Portfolio turnover rate	11.66%	16.54%		11.66%	16.54%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.34%	2.01	%†	2.10%	2.76%†
Ratio of net investment income (loss) to average net assets	0.22%	(0.69	)%†	(0.54)%	(1.44)%†
See footnotes on page 47.

Financial Highlights

TargETFund 2025

	CLASS D		CLASS I
	Year	10/3/05*	Year	10/3/05*
	Ended	to	Ended	to
	9/30/07	9/30/06	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.84	$7.14	$7.88	$7.14
Income from Investment Operations:
Net investment income	(0.02)	(0.03)	0.08	0.05
Net realized and unrealized gain on investments	1.40	0.77	1.41	0.73
Total from Investment Operations	1.38	0.74	1.49	0.78
Less Distributions:
Dividends from net investment income	—	—	(0.06)	—
Distributions from net realized capital gain	(0.05)	(0.04)	(0.01)	(0.04)
Total Distributions	(0.05)	(0.04)	(0.07)	(0.04)
Net Asset Value, End of Period	$9.17	$7.84	$9.30	$7.88
Total Return	17.63%	10.42%	19.01%	11.05%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$9,948	$5,097	$1,809	$1,209
Ratio of expenses to average net assets	1.73%	1.73%†	0.61%	0.61	%†
Ratio of net investment income (loss) to average net assets	(0.17)%	(0.41)%†	0.95%	0.71	%†
Portfolio turnover rate	11.66%	16.54%	11.66%	16.54%
Without expense reimbursement:††
Ratio of expenses to average net assets	2.10%	2.76%†	0.97%	1.02	%†
Ratio of net investment income (loss) to average net assets	(0.54)%	(1.44)%†	0.59%	0.31	%†
See footnotes on page 47.

Financial Highlights

TargETFund 2025

	CLASS R
	Year	10/3/05*
	Ended	to
	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$7.86	$7.14
Income from Investment Operations:
Net investment income	0.03	0.01
Net realized and unrealized gain on investments	1.40	0.75
Total from Investment Operations	1.43	0.76
Less Distributions:
Dividends from net investment income	(0.03)	—
Distributions from net realized capital gain	(0.03)	(0.04)
Total Distributions	(0.06)	(0.04)
Net Asset Value, End of Period	$9.23	$7.86
Total Return	18.27%	10.72%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$534	$14
Ratio of expenses to average net assets	1.23%	1.23	%†
Ratio of net investment income to average net assets	0.33%	0.09	%†
Portfolio turnover rate	11.66%	16.54%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.60%	2.26	%†
Ratio of net investment income (loss) to average net assets	(0.04)%	(0.94	)%†
See footnotes on page 47.

Financial Highlights

TargETFund 2035

	October 2, 2006** to September 30, 2007
	Class A		Class C		Class D		Class I		Class R
Per Share Data:
Net Asset Value, Beginning of Period	$8.10		$8.10		$8.10		$8.10		$8.10
Income from Investment Operations:
Net investment income	0.14		0.07		0.07		0.17		0.11
Net realized and unrealized gain on investments	1.55		1.56		1.56		1.53		1.57
Total from Investment Operations	1.69		1.63		1.63		1.70		1.68
Less Distributions:
Dividends from net investment income	(0.05)		(0.03)		(0.03)		(0.06)		(0.04)
Total Distributions	(0.05)		(0.03)		(0.03)		(0.06)		(0.04)
Net Asset Value, End of Period	$9.74		$9.70		$9.70		$9.74		$9.74
Total Return	20.97%		20.19%		20.19%		21.04%		20.84%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,500		$1,038		$238		$205		$77
Ratio of expenses to average net assets	0.14	%†	0.35	%†	0.63	%†	0.00	%†	0.00	%†
Ratio of net investment income to average net assets	1.20	%†	0.99	%†	0.71	%†	2.53	%†	1.47	%†
Portfolio turnover rate	3.49%		3.49%		3.49%		3.49%		3.49%
Without expense reimbursement:††
Ratio of expenses to average net assets	6.48	%†	7.23	%†	7.23	%†	2.98	%†	6.72	%†
Ratio of net investment loss to average net assets	(5.14	)%†	(5.89	)%†	(5.89	)%†	(1.64	)%†	(5.38	)%†
See footnotes on page 47.

Financial Highlights

TargETFund 2045

	October 2, 2006** to September 30, 2007
	Class A		Class C		Class D		Class I		Class R
Per Share Data:
Net Asset Value, Beginning of Period	$8.10		$8.10		$8.10		$8.10		$8.10
Income from Investment Operations:
Net investment income	0.07		—		—		0.10		0.05
Net realized and unrealized gain on investments	1.62		1.63		1.63		1.60		1.63
Total from Investment Operations	1.69		1.63		1.63		1.70		1.68
Less Distributions:
Dividends from net investment income	(0.05)		—		—		(0.06)		(0.04)
Dividends in excess of net investment income	—		(0.03)		(0.03)		—		—
Total Distributions	(0.05)		(0.03)		(0.03)		(0.06)		(0.04)
Net Asset Value, End of Period	$9.74		$9.70		$9.70		$9.74		$9.74
Total Return	20.97%		20.19%		20.19%		21.04%		20.84%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,365		$389		$241		$330		$294
Ratio of expenses to average net assets	0.63	%†	1.29	%†	1.33	%†	0.20	%†	0.60	%†
Ratio of net investment income to average net assets	0.71	%†	0.05	%†	0.01	%†	1.14	%†	0.74	%†
Portfolio turnover rate	34.04%		34.04%		34.04%		34.04%		34.04%
Without expense reimbursement:††
Ratio of expenses to average net assets	11.04	%†	11.78	%†	11.78	%†	3.78	%†	11.28	%†
Ratio of net investment loss to average net assets	(9.70	)%†	(10.44	)%†	(10.44	)%†	(2.44	)%†	(9.94	)%†

*	Commencement of operations. Total return is calculated from the opening of business on October 3, 2005.
**	Commencement of operations. Total return is calculated from the opening of business on October 2, 2006.
†	Annualized.
††	The Manager reimburses certain expenses of the Fund.
ø	A short-term gain of $0.004 per share was paid

See Notes to Financial Statements.

Report of Independent Registered
Public Accounting Firm

The Board of Directors and Shareholders,
Seligman TargetHorizon ETF Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Seligman TargetHorizon ETF Portfolios, Inc. (the “Funds”) comprising Seligman TargETFund Core, Seligman TargETFund 2015, Seligman Targ ETFund 2025, Seligman TargETFund 2035, and Seligman TargETFund 2045 as of September 30, 2007, and the related statements of operations for the periods then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Seligman TargetHorizon ETF Portfolios, Inc. as of September 30, 2007, the results of their operations for the periods then ended, and the changes in their net assets and the financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 28, 2007

Directors and Officers

Information pertaining to the Directors and Officers of Seligman TargetHorizon ETF Portfolios is set forth below.

Independent Directors

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information
Maureen Fonseca (52)[3]	Head of School, The Masters School (educational training); Director or
•Director: August 2007	Trustee of each of the investment companies of the Seligman Group of
to Date	Funds† (with the exception of Seligman New Technologies Fund, Inc. and
•Oversees 59 Portfolios	Seligman New Technologies Fund II, Inc.); Trustee, New York State
in Fund Complex	Association of Independent Schools and Greens Farms Academy
(educational training); and Commissioner, Middle States Association
(educational training).
John R. Galvin (78)[1,3]	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts
•Director: 2005 to Date	University; Director or Trustee of each of the investment companies of
•Oversees 61 Portfolios in	the Seligman Group of Funds†; and Chairman Emeritus, American
Fund Complex	Council on Germany. Formerly, Director, Raytheon Co. (defense and com-
mercial electronics), Governor of the Center for Creative Leadership, and
Trustee, Institute for Defense Analyses. From February 1995 until June
1997, Director, USLIFE Corporation (life insurance). From June 1987 to
June 1992, Supreme Allied Commander, NATO, and the Commander-in-
Chief, United States European Command.
John F. Maher (64)[1,3]	Retired President and Chief Executive Officer, and former Director, Great
•Director: December 2006	Western Financial Corporation (bank holding company) and its principal
to Date	subsidiary, Great Western Bank (a federal savings bank); and Director or
•Oversees 59 Portfolios in	Trustee of each of the investment companies of the Seligman Group of
Fund Complex	Funds† (with the exception of Seligman New Technologies Fund, Inc. and
Seligman New Technologies Fund II, Inc.). From 1989 to 1999, Director,
Baker Hughes (energy products and services).
Frank A. McPherson (74)[2,3]	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee
•Director: 2005 to Date	Corporation (diversified energy and chemical company); Director or
•Oversees 61 Portfolios in	Trustee of each of the investment companies of the Seligman Group of
Fund Complex	Funds†; and Director, DCP Midstream GP, LLP (natural gas processing and transporting), Integris Health (owner of various hospitals),
Oklahoma Medical Research Foundation, Oklahoma Foundation for
Excellence in Education, National Cowboy and Western Heritage
Museum, and Oklahoma City Museum of Art. Formerly, Director,
ConocoPhillips (integrated international oil corporation), Kimberly-Clark
Corporation (consumer products), Oklahoma Chapter of the Nature
Conservancy, Boys and Girls Clubs of Oklahoma, Oklahoma City Public
Schools Foundation, Oklahoma City Chamber of Commerce and BOK
Financial (bank holding company). From 1990 until 1994, Director, the
Federal Reserve System’s Kansas City Reserve Bank.

See footnotes on page 52.

Directors and Officers

Independent Directors (continued)

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information
Betsy S. Michel (65)[2,3]	Attorney; Director or Trustee of each of the investment companies of the
•Director: 2005 to Date	Seligman Group of Funds†; and Trustee, The Geraldine R. Dodge
•Oversees 61 Portfolios in	Foundation (charitable foundation), and Drew University (Madison, NJ).
Fund Complex	Formerly, Chairman of the Board of Trustees of St. George’s School
(Newport, RI); and Trustee, World Learning, Inc. (international education-
al training), and Council of New Jersey Grantmakers.
Leroy C. Richie (66)[1,3]	Counsel, Lewis & Munday, P.C. (law firm); Director or Trustee of each of
•Director: 2005 to Date	the investment companies of the Seligman Group of Funds†; Director,
•Oversees 61 Portfolios in	Vibration Control Technologies, LLC (auto vibration technology); Lead
Fund Complex	Outside Director, Digital Ally Inc. (digital imaging) and Infinity, Inc. (oil and gas exploration and production); Director and Chairman, Highland
Park Michigan Economic Development Corp.; and Chairman, Detroit
Public Schools Foundation. Formerly, Chairman and Chief Executive
Officer, Q Standards Worldwide, Inc. (library of technical standards);
Director, Kerr-McGee Corporation (diversified energy and chemical com-
pany); Trustee, New York University Law Center Foundation; and Vice
Chairman, Detroit Medical Center and Detroit Economic Growth Corp.
From 1990 until 1997, Vice President and General Counsel, Automotive
Legal Affairs, Chrysler Corporation.
Robert L. Shafer (75)[2,3]	Ambassador and Permanent Observer of the Sovereign Military Order of
•Director: 2005 to Date	Malta to the United Nations; and Director or Trustee of each of the
•Oversees 61 Portfolios in	investment companies of the Seligman Group of Funds†. From May 1987
Fund Complex	until June 1997, Director, USLIFE Corporation (life insurance) and from
December 1973 until January 1996, Vice President, Pfizer Inc. (pharma-
ceuticals).
James N. Whitson (72)[1,3]	Retired Executive Vice President and Chief Operating Officer, Sammons
•Director: 2005 to Date	Enterprises, Inc. (a diversified holding company); Director or Trustee of
•Oversees 61 Portfolios in	each of the investment companies of the Seligman Group of Funds†; and
Fund Complex	Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly,
Director and Consultant, Sammons Enterprises, Inc. and Director,
C-SPAN (cable television networks).

See footnotes on page 52.

Directors and Officers

Interested Directors and Principal Officers

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information
William C. Morris (69)*	Chairman and Director, J. & W. Seligman & Co. Incorporated; Chairman
•Director and Chairman of	of the Board and Director or Trustee of each of the investment compa-
the Board: 2005 to Date	nies of the Seligman Group of Funds†; Chairman and Director, Seligman
•Oversees 61 Portfolios in	Advisors, Inc., Seligman Services, Inc. and Carbo Ceramics Inc. (manu-
Fund Complex	facturer of ceramic proppants for oil and gas industry); Director,
Seligman Data Corp.; and President and Chief Executive Officer of The
Metropolitan Opera Association. Formerly, Director, Kerr-McGee
Corporation (diversified energy and chemical company) and Chief
Executive Officer of each of the investment companies of the Seligman
Group of Funds.
Brian T. Zino (55)*	Director and President, J. & W. Seligman & Co. Incorporated; President,
•Director, President, and	Chief Executive Officer, and Director or Trustee of each of the investment
Chief Executive Officer:	companies of the Seligman Group of Funds†; Director, Seligman
2005 to Date	Advisors, Inc. and Seligman Services, Inc.; and Chairman, Seligman Data
•Oversees 61 Portfolios in	Corp., and Member of the Board of Governors of the Investment
Fund Complex	Company Institute. Formerly, Director, ICI Mutual Insurance Company.
John B. Cunningham (43)	Managing Director and Chief Investment Officer, J. & W. Seligman & Co.
•Vice President and Co-	Incorporated; Vice President and Portfolio Manager of Tri-Continental
Portfolio Manager: 2005	Corporation and Seligman Common Stock Fund, Inc.; Vice President and
to Date	Co-Portfolio Manager of Seligman Income and Growth Fund, Inc.; and
Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its
Common Stock Portfolio. Formerly, Managing Director, Senior Portfolio
Manager of Salomon Brothers Asset Management.
Eleanor T.M. Hoagland (56)	Managing Director, J. & W. Seligman & Co. Incorporated; Vice President
•Vice President and Chief	and Chief Compliance Officer of each of the investment companies of the
Compliance Officer: 2005	Seligman Group of Funds†.
to Date
Charles W. Kadlec (61)	Director and Managing Director and Chief Investment Officer, J. & W.
•Vice President and Co-	Seligman & Co. Incorporated; President, Seligman Advisors, Inc. and
Portfolio Manager: 2005	Seligman Services, Inc.; and Vice President and Portfolio Manager of
to Date	Seligman Time Horizon/Harvester Series.

See footnotes on page 52.

Directors and Officers

Interested Directors and Principal Officers (continued)

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information
Thomas G. Rose (49)	Managing Director, Chief Financial Officer, and Treasurer, J. & W.
•Vice President: 2005	Seligman & Co. Incorporated; Senior Vice President, Finance, Seligman
to Date	Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Grouop of Funds†, Seligman
Services, Inc. and Seligman International, Inc.
Lawrence P. Vogel (51)	Senior Vice President and Treasurer, Investment Companies, J. & W.
•Vice President and	Seligman & Co. Incorporated; Vice President and Treasurer of each of the
Treasurer: 2005 to Date	investment companies of the Seligman Group of Funds† and Treasurer,
Seligman Data Corp.
Frank J. Nasta (43)	Director, Managing Director, General Counsel and Corporate Secretary,
•Secretary: 2005 to Date	J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†; Director and Corporate
Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.; and
Corporate Secretary, Seligman International, Inc. and Seligman Data Corp.

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or call collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

Ø	The address for each of the directors and officers is 100 Park Avenue, 8th Floor, New York, NY 10017. Each director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation, or removal. Each officer is elected annually by the Board of Directors.

†	The Seligman Group of Funds consists of 24 registered investment companies.

*	Messrs. Morris and Zino are considered “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Additional Series Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

1	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectus or statement of additional information.

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This report is intended only for the information of
shareholders or those who have received the offering
prospectus covering shares of the Funds of Seligman
Target Horizon ETF Portfolios, Inc., which contains infor-
mation about the investment objectives, risks, charges,
and expenses of the Funds, each of which should be
considered carefully before investing or sending money.

ETF2 9/07

ITEM 2.	CODE OF ETHICS.
	As of September 30, 2007, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
	The registrant’s board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
	(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

		2007	2006
	Audit Fees	$78,750	$45,000
	Audit-Related Fees	–	–
	Tax Fees	7,950	–
	All Other Fees	–	–

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

		2007	2006
	Audit-Related Fees	$141,440	$129,300
	Tax Fees	9,000	12,990
	All Other Fees	–	–

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent and (ii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor. Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent.

(e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) – (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and for the period October 3, 2005 to September 30, 2006 by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $158,390 and $142,290, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS. Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
	(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable.

	(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:
/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	December 7, 2007

By:
/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	December 7, 2007

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a) (1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.